UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:       (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     August 01, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $170,527 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      816      268 SH       SOLE                        0        0      268
EQUITY OFFICE PROPERTIES TRU   COM              294741103      259     7095 SH       SOLE                        0        0     7095
EQUITY RESIDENTIAL             SH BEN INT       29476L107      225     5029 SH       SOLE                        0        0     5029
GENERAL GROWTH PPTYS INC       COM              370021107      209     4641 SH       SOLE                        0        0     4641
ISHARES TR                     RUSSELL 2000     464287655    10552   147109 SH       SOLE                        0        0   147109
ISHARES TR                     MSCI EMERG MKT   464287234    11140   118633 SH       SOLE                        0        0   118633
ISHARES TR                     MSCI EAFE IDX    464287465    49210   752557 SH       SOLE                        0        0   752557
ISHARES TR                     S&P 500 INDEX    464287200    39393   308841 SH       SOLE                        0        0   308841
ISHARES TR                     RUSSELL1000VAL   464287598     1036    14168 SH       SOLE                        0        0    14168
ISHARES TR                     RSSL MCRCP IDX   464288869     2499    46407 SH       SOLE                        0        0    46407
ISHARES TR                     DJ US REAL EST   464287739    16076   225631 SH       SOLE                        0        0   225631
ISHARES TR                     RUSSELL 1000     464287622    20815   301233 SH       SOLE                        0        0   301233
MIDCAP SPDR TR                 UNIT SER 1       595635103      400     2874 SH       SOLE                        0        0     2874
SIMON PPTY GROUP INC NEW       COM              828806109      295     3558 SH       SOLE                        0        0     3558
SPDR TR                        UNIT SER 1       78462F103     4223    33191 SH       SOLE                        0        0    33191
VANGUARD INDEX FDS             REIT VIPERS      922908553    13178   198766 SH       SOLE                        0        0   198766
VORNADO RLTY TR                SH BEN INT       929042109      201     2059 SH       SOLE                        0        0     2059